Available-For-Sale Securities (Schedule Of Available-For-Sale Securities Portfolio Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	$ 360,253	$ 509,124
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(10,136)	(11,206)
Continuous unrealized losses existing for greater than 12 months, Fair value	51,742	4,855
Continuous unrealized losses existing for greater than 12 months, Unrealized losses	(5,202)	(1,430)
Total, Fair value	411,995	513,979
Total, Unrealized losses	(15,338)	(12,636)
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value		96,097
Continuous unrealized losses existing for less than 12 months, Unrealized losses		(8,321)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value		96,097
Total, Unrealized losses		(8,321)
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	250,072	258,727
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(213)	(722)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	250,072	258,727
Total, Unrealized losses	(213)	(722)
Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	6,958	5,081
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(23)	(65)
Continuous unrealized losses existing for greater than 12 months, Fair value		323
Continuous unrealized losses existing for greater than 12 months, Unrealized losses		(21)
Total, Fair value	6,958	5,404
Total, Unrealized losses	(23)	(86)
Corporate Notes And Other, Financial Issuers [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	56,577	101,172
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(3,297)	(1,563)
Continuous unrealized losses existing for greater than 12 months, Fair value	51,742	4,532
Continuous unrealized losses existing for greater than 12 months, Unrealized losses	(5,202)	(1,409)
Total, Fair value	108,319	105,704
Total, Unrealized losses	(8,499)	(2,972)
Corporate Notes And Other, Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	9,562	18,810
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(65)	(51)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	9,562	18,810
Total, Unrealized losses	(65)	(51)
Mortgage-Backed, Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	15,484	1,253
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(15)	(3)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	15,484	1,253
Total, Unrealized losses	(15)	(3)
Mortgage-Backed, Non-Agency CMOs [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	2,720
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(3)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	2,720
Total, Unrealized losses	(3)
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized losses existing for less than 12 months, Fair value	18,880	27,984
Continuous unrealized losses existing for less than 12 months, Unrealized losses	(6,520)	(481)
Continuous unrealized losses existing for greater than 12 months, Fair value
Continuous unrealized losses existing for greater than 12 months, Unrealized losses
Total, Fair value	18,880	27,984
Total, Unrealized losses	$ (6,520)	$ (481)